FINANCIAL INSTRUMENT RISK - Liquidity Risk (Details) - Liquidity Risk	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Maturity analysis for non-derivative financial liabilities
Accounts payable and accrued liabilities, Carrying amount	$ 97,825	$ 77,048
Accounts payable and accrued liabilities, Contractual Cash Flows	97,825	77,048
Total, carrying amount	97,825	77,408
Total, contractual cash flows	97,825	77,048
Within 1 year
Maturity analysis for non-derivative financial liabilities
Accounts payable and accrued liabilities, Carrying amount	97,825	77,048
Total, carrying amount	$ 97,825	$ 77,048